SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated March 31, 2015
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2015

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following information regarding the portfolio management of the Funds.

Portfolio Management of the Multi-Asset Income Fund

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for the Multi-Asset Income Fund, the following text is hereby added:

Portfolio Manager	Experience with the Fund	Title with Adviser
Steven Treftz, CFA	Since 2012	Portfolio Manager

Portfolio Management of the Funds

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds, "Steven Treftz" is hereby deleted and replaced with "Steven Treftz, CFA" and the text relating to Mr. Treftz's experience with the fund is hereby deleted and replaced with "Since 2012."

Lastly, the paragraph relating to Mr. Treftz in the section entitled "Investment Adviser" is hereby deleted and replaced with the following:

Steven Treftz serves as portfolio manager for the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. Mr. Treftz joined SIMC in 2012, and is responsible for the oversight, monitoring and manager selection for the Investment Management Unit's Multi Asset and Short Duration strategies. Prior to his employment at SEI, he was employed by Citi Private Bank where he was responsible for maintaining the firm's research opinions on third party international, global and emerging market equity managers. Prior to his employment at Citi Private Bank Mr. Treftz employed by Lockwood Advisors, Inc. where he was responsible for the management of the one of the firm's mutual fund/ETF wrap portfolio programs. Mr. Treftz earned a Bachelor's degree in Finance and Risk Management from Temple University. Mr. Treftz is also a CFA Charterholder and member of the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-932 (3/15)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated March 31, 2015
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2015, as amended on February 13, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following information regarding the portfolio management of the Funds.

Portfolio Management of the Multi-Asset Income Fund

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for the Multi-Asset Income Fund, the following text is hereby added:

Portfolio Manager	Experience with the Fund	Title with Adviser
Steven Treftz, CFA	Since 2012	Portfolio Manager

Portfolio Management of the Funds

In the chart under the heading "Investment Adviser and Portfolio Manager" in the Fund Summary for each of the Multi-Asset Accumulation, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds, "Steven Treftz" is hereby deleted and replaced with "Steven Treftz, CFA" and the text relating to Mr. Treftz's experience with the fund is hereby deleted and replaced with "Since 2012."

Lastly, the paragraph relating to Mr. Treftz in the section entitled "Investment Adviser" is hereby deleted and replaced with the following:

Steven Treftz serves as portfolio manager for the Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds. Mr. Treftz joined SIMC in 2012, and is responsible for the oversight, monitoring and manager selection for the Investment Management Unit's Multi Asset and Short Duration strategies. Prior to his employment at SEI, he was employed by Citi Private Bank where he was responsible for maintaining the firm's research opinions on third party international, global and emerging market equity managers. Prior to his employment at Citi Private Bank Mr. Treftz employed by Lockwood Advisors, Inc. where he was responsible for the management of the one of the firm's mutual fund/ETF wrap portfolio programs. Mr. Treftz earned a Bachelor's degree in Finance and Risk Management from Temple University. Mr. Treftz is also a CFA Charterholder and member of the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-933 (3/15)